Commitments and Contingencies - Minimum Lease Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 23
2014	18
2015	15
2016	12
2017	9
Thereafter	26
Total minimum rental payments	103
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	2
2014	1
2015	1
2016	1
2017	0
Thereafter	3
Total minimum rental payments	8
Less amount representing interest	(3)
Net minimum rental payments	$ 5